Vessels and Equipment - Impairment expense, net (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net									$ 116,420	$ 268,612	$ 187,680
FPSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net									$ 116,400	156,700	136,600
FSO
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net										53,700
Shuttle Tanker
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net										35,300	15,300
Towage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net										$ 22,900
UMS
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net											$ 35,700
Petrojarl Varg | FPSO | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	$ 8,328	$ 30,506
Petrojarl Varg | FPSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					$ 27,202			$ 33,991
Voyageur Spirit | FPSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	73,447					$ 97,752
Piranema Spirit | FPSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net	$ 34,645
Randgrid | FSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net		45,444
Navion Oslo | Shuttle Tanker | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net		$ 7,665
Apollo Spirit | FSO | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net			$ 1,620
Navion Anglia | Shuttle Tanker | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net			$ 3,100
Dampier Spirit | FSO | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				$ 6,685
Navion Bergen | Shuttle Tanker | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net				$ 1,715	2,400
ALP Forward | Towage | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					8,361
ALP Winger | Towage | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					12,479
ALP Ippon | Towage | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					1,360
ALP Ace | Towage | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					731
Petrojarl I | FPSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					42,367
Petrojarl Knarr | FPSO | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					56,599
Navion Stavanger | Shuttle Tanker | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					3,606
Navion Gothenburg | Shuttle Tanker | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net					$ 16,772			12,304
Arendal Spirit | UMS | Level 3 | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net						24,220		11,487
Petrojarl Cidade de Rio das Ostras | FPSO | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net						$ 4,382		506
Stena Sirita | Shuttle Tanker | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net							$ 1,506
Navion Hispania | Shuttle Tanker | Level 2 | Fair value less cost to sell
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment expense, net								$ 1,532